CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
OPERATING REVENUES		$ 506	$ 2,304
OPERATING EXPENSES:
Voyage expenses	(727)	(609)	(1,831)
Commissions		(18)	(174)
Vessel operating expenses	(1,148)	(2,183)	(4,967)
Depreciation expense (Note 5)	(113)	(1,939)	(3,585)
Management and other fees to a related party (Note 4)	(398)	(702)	(1,070)
General and administrative expenses	(1,545)	(3,049)	(4,252)
Provision and write-offs of insurance claims and bad debts		1,185	525
Loss on sale of vessels (Note 5)		(277)	(7,620)
Loss on commitment and contingency			(2,000)
Contractual derivative obligation		(5,442)	(3,300)
Bareboat Hire			(493)
Vessels impairment charge (Note 5)		(4,286)	(18,891)
Loss from operations	(3,931)	(16,814)	(45,354)
OTHER INCOME (EXPENSE):
Interest and finance costs	(3,031)	(3,632)	(5,026)
Loss on derivative liability (Note 8)	(1,491)
Loss on note issuance	(344)
Gain on settlement of liability (Note 6)	1,924
Gain on settlement of payable		(37)	313
Other income/ (expense)	(248)	(28)	177
Loss due to capital lease write-off (Note 6)			(3,058)
Other income (expense)	(3,190)	(3,697)	(7,595)
Net loss	$ (7,121)	$ (20,511)	$ (52,949)
Basic loss per share	$ (49)	$ (4,102,200)
Diluted loss per share	$ (49)	$ (4,102,200)
Basic weighted average number of shares	144,922	5
Diluted weighted average number of shares	144,922	5